First Trust Short Duration High Income Fund
Portfolio of Investments
January 31, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 60.5%
	Application Software – 11.8%
$152,859	ConnectWise, LLC, Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	8.07%	09/30/28	$147,700
845,776	Epicor Software Corp., First Lien Term Loan C, 1 Mo. LIBOR + 3.25%, 0.75% Floor	7.82%	07/30/27	832,154
1,628,135	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. LIBOR + 4.00%, 0.75% Floor	8.73%	10/01/27	1,593,130
946,428	Greeneden U.S. Holdings II, LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. LIBOR + 4.00%, 0.75% Floor	8.57%	12/01/27	931,148
424,380	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	8.07%	07/01/24	423,971
119,553	Informatica Corporation, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	7.38%	10/29/28	119,515
1,232,770	Internet Brands, Inc. (Web MD/MH Sub I, LLC), 2020 June New Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor	8.32%	09/15/24	1,221,983
1,102,775	Internet Brands, Inc. (Web MD/MH Sub I, LLC), 2nd Lien Term Loan, 3 Mo. SOFR + 6.25%, 0.00% Floor	10.65%	02/23/29	998,012
1,446,269	Internet Brands, Inc. (Web MD/MH Sub I, LLC), Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	8.32%	09/13/24	1,432,826
94,314	ION Trading Technologies Limited, Term Loan B, 3 Mo. LIBOR + 4.75%, 0.00% Floor	9.48%	04/01/28	91,590
1,409,667	LogMeIn, Inc. (GoTo Group, Inc.), Term Loan B, 1 Mo. LIBOR + 4.75%, 0.00% Floor	9.30%	08/31/27	791,176
828,363	McAfee Corp. (Condor Merger Sub, Inc.), Tranche B-1 Term Loan, 1 Mo. SOFR + 3.75%, 0.50% Floor	8.18%	02/28/29	783,971
133,457	N-Able, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.50% Floor	7.73%	07/19/28	132,790
803,432	Open Text Corporation (GXS), New Term Loan B, 1 Mo. SOFR + 3.50%, 0.50% Floor	8.16%	12/31/29	803,432
433,401	Open Text Corporation (GXS), Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.32%	05/30/25	432,318
353,983	RealPage, Inc., Second Lien Term Loan, 1 Mo. LIBOR + 6.50%, 0.75% Floor	11.07%	04/22/29	342,921
703,675	RealPage, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	7.57%	04/24/28	687,712
1,174,621	SolarWinds Holdings, Inc., Extended Term Loan B, 1 Mo. SOFR + 4.00%, 0.00% Floor	8.56%	02/17/27	1,177,469
68,140	Ultimate Kronos Group (UKG, Inc.), 2021 Term Loan, 3 Mo. LIBOR + 3.25%, 0.50% Floor	8.03%	05/03/26	67,144
				13,010,962
	Asset Management & Custody Banks – 1.1%
775,015	Edelman Financial Engines Center, LLC, Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	8.07%	04/07/28	760,825
494,486	Edelman Financial Engines Center, LLC, Term Loan Second Lien, 1 Mo. LIBOR + 6.75%, 0.00% Floor	11.32%	07/20/26	466,775
				1,227,600
	Auto Parts & Equipment – 0.2%
204,701	Clarios Global L.P. (Power Solutions), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	7.82%	04/30/26	204,464
	Broadcasting – 1.3%
104,812	E.W. Scripps Company, Tranche B-3 Term Loan, 1 Mo. LIBOR + 2.75%, 0.75% Floor	7.32%	01/07/28	104,558
911,103	Gray Television, Inc., Term C Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	6.87%-6.88%	01/02/26	908,826

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Broadcasting (Continued)
$406,621	Nexstar Broadcasting, Inc., Incremental Term Loan B-4, 1 Mo. LIBOR + 2.50%, 0.00% Floor	7.07%	09/19/26	$407,298
48,481	Univision Communications, Inc., 2017 Replacement Repriced First Lien Term Loan C-5, 1 Mo. LIBOR + 2.75%, 1.00% Floor	7.32%	03/15/24	48,524
				1,469,206
	Building Products – 0.1%
101,236	Hunter Douglas, Inc. (Solis), Term Loan B, 3 Mo. SOFR + 3.50%, 0.50% Floor	7.86%	02/28/29	93,359
	Cable & Satellite – 1.3%
839,225	Cablevision (aka CSC Holdings, LLC), March 2017 Term Loan B-1, 1 Mo. LIBOR + 2.25%, 0.00% Floor	6.71%	07/17/25	811,950
605,440	Charter Communications Operating, LLC, Term Loan B1, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.32%	04/30/25	605,216
				1,417,166
	Casinos & Gaming – 0.5%
471,331	Golden Nugget, Inc. (Fertitta Entertainment, LLC), Initial Term Loan B, 1 Mo. SOFR + 4.00%, 0.50% Floor	8.56%	01/27/29	466,651
82,704	Scientific Games Holdings L.P. (Scientific Games Lottery), Initial Dollar Term Loan, 3 Mo. SOFR + 3.50%, 0.50% Floor	8.10%	04/04/29	81,487
				548,138
	Education Services – 0.0%
64,194	Ascensus Holdings, Inc. (Mercury), First Lien Term Loan, 3 Mo. LIBOR + 3.50%, 0.50% Floor	8.25%	08/02/28	62,349
	Electric Utilities – 2.8%
3,129,249	PG&E Corp., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	7.63%	06/23/25	3,130,423
	Electronic Equipment & Instruments – 0.7%
277,171	Chamberlain Group, Inc. (Chariot), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	7.82%	11/03/28	268,087
535,924	Verifone Systems, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 0.00% Floor	8.36%	08/20/25	505,491
				773,578
	Environmental & Facilities Services – 0.8%
676,481	GFL Environmental, Inc., Extended Term Loan B, 1 Mo. SOFR + 3.00%, 0.50% Floor	7.66%	05/31/27	679,018
187,589	Packers Holdings, LLC (PSSI), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	7.71%	03/15/28	174,301
				853,319
	Food Distributors – 0.3%
286,676	US Foods, Inc., Incremental B-2019 Term Loan, 1 Mo. LIBOR + 2.00%, 0.00% Floor	6.57%	08/31/26	286,578
	Health Care Equipment – 0.0%
33,022	Embecta Corp., Initial Term Loan, 6 Mo. SOFR + 3.00%, 0.50% Floor	7.79%	03/31/29	32,499
	Health Care Facilities – 0.4%
188,849	Ardent Health Services, Inc. (AHP Health Partners, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	8.07%	08/24/28	187,550

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Facilities (Continued)
$235,258	Select Medical Corporation, Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	7.07%	03/06/25	$234,523
				422,073
	Health Care Services – 2.6%
936,786	ADMI Corp. (Aspen Dental), 2020 Incremental Term Loan B2, 1 Mo. LIBOR + 3.38%, 0.50% Floor	7.94%	12/23/27	865,825
267,600	ADMI Corp. (Aspen Dental), 2021 Incremental Term Loan B3, 1 Mo. LIBOR + 3.75%, 0.50% Floor	8.32%	12/23/27	247,975
317,880	Aveanna Healthcare, LLC, 2021 Term Loan B, 1 Mo. LIBOR + 3.75%, 0.50% Floor	8.30%	07/15/28	261,456
22,459	Aveanna Healthcare, LLC, Delayed Draw Term Loan, 1 Mo. LIBOR + 3.75%, 0.50% Floor	8.30%	07/15/28	18,472
776,918	CHG Healthcare Services, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	7.82%	09/30/28	772,987
201,284	DaVita, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.32%	08/12/26	199,310
469,356	ExamWorks Group, Inc. (Electron Bidco), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	7.57%	10/29/28	467,342
				2,833,367
	Health Care Supplies – 0.9%
992,500	Medline Borrower, L.P. (Mozart), Initial Dollar Term Loan, 1 Mo. LIBOR + 3.25%, 0.50% Floor	7.82%	10/21/28	965,549
	Health Care Technology – 9.1%
1,748,752	athenahealth, Inc. (Minerva Merger Sub, Inc.), Term Loan B, 1 Mo. SOFR + 3.50%, 0.50% Floor	8.01%	02/15/29	1,662,040
754,967	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc.), New Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	8.82%	12/16/25	725,145
327,598	Ensemble RCM, LLC (Ensemble Health), Term Loan B, 3 Mo. SOFR + 3.75%, 0.00% Floor	8.53%	08/01/26	328,027
848,435	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	7.82%	03/10/28	821,922
460,791	Navicure, Inc. (Waystar Technologies, Inc.), Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	8.57%	10/23/26	458,777
3,397,326	Verscend Technologies, Inc. (Cotiviti), New Term Loan B-1, 1 Mo. LIBOR + 4.00%, 0.00% Floor	8.57%	08/27/25	3,398,226
2,622,554	Zelis Payments Buyer, Inc., New Term Loan B-1, 1 Mo. LIBOR + 3.50%, 0.00% Floor	8.07%	09/30/26	2,620,798
				10,014,935
	Hotels, Resorts & Cruise Lines – 0.2%
266,316	Four Seasons Holdings, Inc., New Term Loan B, 1 Mo. SOFR + 3.25%, 0.50% Floor	7.91%	11/30/29	267,865
	Industrial Machinery – 0.5%
98,612	Filtration Group Corporation, 2021 Incremental Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	8.07%	10/21/28	98,284
436,991	TK Elevator Newco GMBH (Vertical U.S. Newco, Inc.), New Term Loan B1 (USD), 6 Mo. LIBOR + 3.50%, 0.50% Floor	8.60%	07/31/27	429,951
				528,235
	Insurance Brokers – 8.0%
3,058,279	Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	7.82%	05/09/25	3,059,548

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Insurance Brokers (Continued)
$332,394	AssuredPartners, Inc., 2021 Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	8.07%	02/13/27	$329,153
347,334	AssuredPartners, Inc., Incremental Term Loan 2022, 1 Mo. SOFR + 3.50%, 0.50% Floor	8.06%	02/13/27	344,024
494,898	AssuredPartners, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	8.07%	02/12/27	490,464
856,876	BroadStreet Partners, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	7.57%	01/27/27	846,641
3,294	HUB International Limited, Initial Term Loan B, 2 Mo. LIBOR + 3.00%, 0.00% Floor	7.68%	04/25/25	3,295
1,253,838	HUB International Limited, Initial Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	7.82%	04/25/25	1,254,177
3,686	HUB International Limited, New Term Loan B-3, 2 Mo. LIBOR + 3.25%, 0.75% Floor	7.95%	04/25/25	3,687
1,441,640	HUB International Limited, New Term Loan B-3, 3 Mo. LIBOR + 3.25%, 0.75% Floor	8.06%	04/25/25	1,442,411
207,692	HUB International Limited, Term Loan B4, 3 Mo. SOFR + 4.00%, 0.75% Floor	8.22%	11/10/29	207,854
130,826	Ryan Specialty Group, LLC, Term Loan B, 1 Mo. SOFR + 3.00%, 0.75% Floor	7.66%	09/01/27	130,867
662,350	USI, Inc. (fka Compass Investors, Inc.), 2022 New Term Loan, 3 Mo. SOFR + 3.75%, 0.50% Floor	8.33%	11/30/29	663,261
				8,775,382
	Integrated Telecommunication Services – 1.8%
1,090,501	Numericable (Altice France S.A. or SFR), Term Loan B-12, 3 Mo. LIBOR + 3.69%, 0.00% Floor	8.52%	01/31/26	1,052,333
263,561	Numericable (Altice France S.A. or SFR), Term Loan B-13, 3 Mo. LIBOR + 4.00%, 0.00% Floor	8.65%	08/14/26	254,995
281,050	Zayo Group Holdings, Inc., Incremental Term Loan B-2, 1 Mo. SOFR + 4.25%, 0.50% Floor	8.81%	03/09/27	241,924
531,240	Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor	7.57%	03/09/27	447,676
				1,996,928
	Managed Health Care – 0.4%
462,633	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 4.25%, 0.50% Floor	8.98%	08/31/28	417,381
	Metal & Glass Containers – 0.5%
510,491	Berry Global, Inc., Term Loan Z, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.15%	07/01/26	510,144
	Office Services & Supplies – 0.1%
78,103	Dun & Bradstreet Corp., Refinancing Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	7.77%	02/08/26	78,069
	Paper Packaging – 0.9%
72,648	Graham Packaging Company, L.P., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	7.57%	08/04/27	72,456
471,803	Pactiv LLC/Evergreen Packaging, LLC (fka Reynolds Group Holdings), Term Loan B-2, 1 Mo. LIBOR + 3.25%, 0.00% Floor	7.82%	02/05/26	471,730
316,735	Pactiv LLC/Evergreen Packaging, LLC (fka Reynolds Group Holdings), Tranche B-3 U.S. Term Loan, 1 Mo. LIBOR + 3.25%, 0.50% Floor	7.82%	09/20/28	315,903

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Paper Packaging (Continued)
$130,789	Reynolds Consumer Products, LLC, Initial Term Loan, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.32%	02/04/27	$130,732
				990,821
	Pharmaceuticals – 1.0%
87,449	IQVIA, Inc. (Quintiles), Term Loan B3, 3 Mo. LIBOR + 1.75%, 0.00% Floor	6.48%	06/11/25	87,517
2,641	Mallinckrodt International Finance S.A., 2017 Replacement Term Loan, 3 Mo. LIBOR + 5.25%, 0.75% Floor	9.99%	09/30/27	2,034
977,756	Parexel International Corp. (Phoenix Newco), First Lien Term Loan, 1 Mo. LIBOR + 3.25%, 0.50% Floor	7.82%	11/15/28	971,200
				1,060,751
	Research & Consulting Services – 1.9%
1,650,751	Clarivate Analytics PLC (Camelot), Amendment No. 2 Incremental Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	7.52%	10/31/26	1,651,527
361,269	Corelogic, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	8.13%	06/02/28	307,832
145,629	J.D. Power (Project Boost Purchaser, LLC), 2021 Incremental Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	8.07%	05/26/26	143,444
				2,102,803
	Restaurants – 3.1%
624,228	1011778 B.C. Unlimited Liability Company (Restaurant Brands) (aka Burger King/Tim Horton’s), Term Loan B-4, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.32%	11/14/26	618,601
147,375	IRB Holding Corp. (Arby’s/Inspire Brands), New Term Loan B 2022, 3 Mo. SOFR + 3.00%, 0.75% Floor	7.69%	12/15/27	146,164
2,673,834	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	7.32%	02/05/25	2,673,419
				3,438,184
	Soft Drinks – 0.4%
487,649	Tropicana (Naked Juice LLC/Bengal Debt Merger Sub, LLC), 1st Lien Term Loan, 3 Mo. SOFR + 3.25%, 0.50% Floor	7.93%	01/24/29	450,683
	Specialized Consumer Services – 1.1%
159,911	Aramark Services, Inc., Term Loan B-3, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.32%	03/11/25	159,561
1,262,057	Asurion, LLC, Second Lien Term Loan B-3, 1 Mo. LIBOR + 5.25%, 0.00% Floor	9.82%	01/31/28	1,059,181
				1,218,742
	Specialized Finance – 0.8%
263,307	Radiate Holdco, LLC (Astound), Amendment No. 6 Term Loan, 1 Mo. LIBOR + 3.25%, 0.75% Floor	7.82%	09/25/26	220,669
685,302	WCG Purchaser Corp. (WIRB-Copernicus Group), Term Loan B, 1 Mo. LIBOR + 4.00%, 1.00% Floor	8.57%	01/08/27	662,176
				882,845
	Specialty Stores – 1.1%
876,094	Petco Health and Wellness Company, Inc., Initial Term Loan B, 3 Mo. SOFR + 3.25%, 0.75% Floor	8.09%	03/03/28	868,476

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Specialty Stores (Continued)
$376,516	Petsmart, Inc., Initial Term Loan B, 1 Mo. SOFR + 3.75%, 0.75% Floor	8.41%	02/12/28	$374,477
				1,242,953
	Systems Software – 2.1%
849,378	BMC Software Finance, Inc. (Boxer Parent), 2021 Replacement Dollar Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	8.32%	10/02/25	835,737
668,371	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	8.33%	06/13/24	629,733
26,699	SS&C Technologies Holdings, Inc., Term Loan B-3, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.32%	04/16/25	26,683
23,427	SS&C Technologies Holdings, Inc., Term Loan B-4, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.32%	04/16/25	23,413
838,709	SS&C Technologies Holdings, Inc., Term Loan B-5, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.32%	04/16/25	838,080
				2,353,646
	Trading Companies & Distributors – 0.7%
720,761	SRS Distribution, Inc., 2021 Refinancing Term Loan, 1 Mo. LIBOR + 3.50%, 0.50% Floor	8.07%	06/04/28	696,695
42,952	SRS Distribution, Inc., 2022 Refinancing Term Loan, 1 Mo. SOFR + 3.50%, 0.50% Floor	8.16%	06/04/28	41,498
				738,193
	Wireless Telecommunication Services – 2.0%
2,255,956	SBA Senior Finance II, LLC, Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	6.32%	04/11/25	2,255,313
	Total Senior Floating-Rate Loan Interests			66,654,503
	(Cost $68,151,185)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 25.3%
	Application Software – 0.2%
456,000	GoTo Group, Inc. (c)	5.50%	09/01/27	230,225
	Broadcasting – 3.1%
1,097,000	Diamond Sports Group, LLC/Diamond Sports Finance Co. (c)	6.63%	08/15/27	23,311
533,000	Gray Television, Inc. (c)	7.00%	05/15/27	485,624
785,000	iHeartCommunications, Inc.	8.38%	05/01/27	704,746
625,000	iHeartCommunications, Inc. (c)	4.75%	01/15/28	535,173
758,000	Nexstar Media, Inc. (c)	5.63%	07/15/27	723,117
63,000	Sinclair Television Group, Inc. (c)	5.13%	02/15/27	55,766
657,000	Sirius XM Radio, Inc. (c)	3.13%	09/01/26	592,315
272,000	Univision Communications, Inc. (c)	6.63%	06/01/27	266,904
				3,386,956
	Cable & Satellite – 4.4%
2,712,000	CCO Holdings, LLC/CCO Holdings Capital Corp. (c)	5.13%	05/01/27	2,587,818
433,000	CCO Holdings, LLC/CCO Holdings Capital Corp. (c)	6.38%	09/01/29	418,341
3,001,000	CSC Holdings, LLC (c)	5.75%	01/15/30	1,894,456
				4,900,615

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Casinos & Gaming – 2.4%
$50,000	Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. (c)	4.63%	01/15/29	$44,194
860,000	Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. (c)	6.75%	01/15/30	714,849
1,953,000	VICI Properties L.P./VICI Note Co., Inc. (c)	4.25%	12/01/26	1,845,665
				2,604,708
	Communications Equipment – 0.2%
200,000	CommScope Technologies, LLC (c)	6.00%	06/15/25	189,634
	Health Care Facilities – 3.2%
342,000	HCA, Inc.	5.88%	02/15/26	348,256
107,000	HCA, Inc.	5.38%	09/01/26	107,683
676,000	Select Medical Corp. (c)	6.25%	08/15/26	661,084
85,000	Tenet Healthcare Corp.	4.88%	01/01/26	82,886
1,085,000	Tenet Healthcare Corp. (c)	6.25%	02/01/27	1,064,749
358,000	Tenet Healthcare Corp.	5.13%	11/01/27	344,972
429,000	Tenet Healthcare Corp.	4.63%	06/15/28	398,412
547,000	Tenet Healthcare Corp.	6.13%	10/01/28	512,102
				3,520,144
	Health Care Services – 1.2%
50,000	DaVita, Inc. (c)	4.63%	06/01/30	42,178
1,816,000	Global Medical Response, Inc. (c)	6.50%	10/01/25	1,279,799
				1,321,977
	Health Care Technology – 0.6%
692,000	Verscend Escrow Corp. (c)	9.75%	08/15/26	695,244
	Insurance Brokers – 4.5%
1,109,000	Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer (c)	6.75%	10/15/27	1,039,000
223,000	AmWINS Group, Inc. (c)	4.88%	06/30/29	195,928
2,419,000	AssuredPartners, Inc. (c)	7.00%	08/15/25	2,381,965
1,348,000	HUB International Ltd. (c)	7.00%	05/01/26	1,336,306
				4,953,199
	Integrated Telecommunication Services – 0.5%
10,000	Zayo Group Holdings, Inc. (c)	4.00%	03/01/27	7,965
748,000	Zayo Group Holdings, Inc. (c)	6.13%	03/01/28	515,436
				523,401
	Managed Health Care – 0.2%
260,000	MPH Acquisition Holdings, LLC (c)	5.75%	11/01/28	189,205
	Movies & Entertainment – 0.0%
43,000	Live Nation Entertainment, Inc. (c)	6.50%	05/15/27	43,295
	Paper Packaging – 0.7%
586,000	Graham Packaging Co., Inc. (c)	7.13%	08/15/28	513,183
282,000	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC (c)	4.00%	10/15/27	253,490
				766,673
	Restaurants – 0.9%
977,000	IRB Holding Corp. (c)	7.00%	06/15/25	981,631

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Specialized Finance – 0.1%
$118,000	Radiate HoldCo, LLC/Radiate Finance, Inc. (c)	4.50%	09/15/26	$90,565
	Systems Software – 3.1%
258,000	Boxer Parent Co., Inc. (c)	9.13%	03/01/26	245,644
250,000	Oracle Corp.	6.15%	11/09/29	267,345
3,036,000	SS&C Technologies, Inc. (c)	5.50%	09/30/27	2,923,453
				3,436,442
	Total Corporate Bonds and Notes			27,833,914
	(Cost $31,442,466)
FOREIGN CORPORATE BONDS AND NOTES – 2.7%
	Application Software – 0.8%
1,019,000	Open Text Corp. (c)	3.88%	02/15/28	886,800
	Auto Parts & Equipment – 0.1%
110,000	Clarios Global L.P./Clarios US Finance Co. (c)	8.50%	05/15/27	109,715
	Building Products – 1.3%
1,398,000	Cemex S.A.B. de C.V. (c)	7.38%	06/05/27	1,438,877
28,000	Cemex S.A.B. de C.V. (c)	5.45%	11/19/29	27,068
				1,465,945
	Data Processing & Outsourced Services – 0.3%
485,000	Paysafe Finance PLC/Paysafe Holdings US Corp. (c)	4.00%	06/15/29	386,239
	Environmental & Facilities Services – 0.2%
72,000	GFL Environmental, Inc. (c)	3.75%	08/01/25	68,510
114,000	GFL Environmental, Inc. (c)	4.00%	08/01/28	101,349
				169,859
	Total Foreign Corporate Bonds and Notes			3,018,558
	(Cost $3,097,861)

Shares	Description	Value
COMMON STOCKS – 0.2%
	Pharmaceuticals – 0.2%
26,696	Akorn, Inc. (d) (e)	180,198
	(Cost $306,038)
RIGHTS – 0.0%
	Electric Utilities – 0.0%
14,134	Vistra Energy Corp., no expiration date (e) (f)	17,548
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (e) (f) (g) (h)	0
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (e) (f) (g) (h)	0
		0
	Total Rights	17,548
	(Cost $23,096)
WARRANTS – 0.0%
	Movies & Entertainment – 0.0%
97,523	Cineworld Group PLC, expiring 11/23/25 (e) (f) (i)	3,306
	(Cost $0)

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 6.6%
7,297,904	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.12% (j)	$7,297,904
	(Cost $7,297,904)
	Total Investments – 95.3%	105,005,931
	(Cost $110,318,550)
	Net Other Assets and Liabilities – 4.7%	5,136,030
	Net Assets – 100.0%	$110,141,961

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2023, securities noted as such amounted to $28,086,070 or 25.5% of net assets.
(d)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).
(e)	Non-income producing security.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(g)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At January 31, 2023, securities noted as such are valued at $0 or 0.0% of net assets.
(h)	This security’s value was determined using significant unobservable inputs.
(i)	This issuer has filed for protection in bankruptcy court.
(j)	Rate shown reflects yield as of January 31, 2023.

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows:
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$ 66,654,503	$ —	$ 66,654,503	$ —
Corporate Bonds and Notes*	27,833,914	—	27,833,914	—
Foreign Corporate Bonds and Notes*	3,018,558	—	3,018,558	—
Common Stocks*	180,198	—	180,198	—
Rights:
Electric Utilities	17,548	—	17,548	—
Life Sciences Tools & Services	—**	—	—	—**
Warrants*	3,306	—	3,306	—
Money Market Funds	7,297,904	7,297,904	—	—
Total Investments	$ 105,005,931	$ 7,297,904	$ 97,708,027	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 investments values are based on unobservable and non-quantitative inputs.

Unfunded Loan Commitments
As of January 31, 2023, the Fund had the following unfunded loan commitment:
Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
athenahealth, Inc. (Minerva Merger Sub, Inc.), Term Loan	$ 214,290	$ 213,712	$ 203,665	$ (10,047)

Restricted Securities
As of January 31, 2023, the Fund held a restricted security as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/20	26,696	$6.75	$306,038	$180,198	0.16%